Summary of Significant Accounting and Reporting Policies - Immaterial Restatement (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Dec. 31, 2014		Jun. 30, 2014	[2]	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense, overstatement adjustment	[1]					$ (16)		$ (14)		$ 9
Other comprehensive loss, overstatement adjustment		$ (20)	[2]	$ (14)		(34)	[3]	(13)	[2],[3]	$ (2)	[2],[3]
Deferred tax liabilities, overstatement adjustment	[4]	$ (56)				$ (56)		(9)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense, overstatement adjustment								4
Other comprehensive loss, overstatement adjustment								1
Deferred tax liabilities, overstatement adjustment								$ 5

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.